Investments (Portion of Unrealized Gains and Losses Relates to Equity Securities) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)
Investment Holdings [Line Items]
Net losses recognized during the period	$ (245)
Less: Net gains recognized during the period on securities sold during the period	(58)
Unrealized losses recognized during the period on securities still held at the end of the year	(303)	[1]
Virginia Electric and Power Company
Investment Holdings [Line Items]
Net losses recognized during the period	(105)
Less: Net gains recognized during the period on securities sold during the period	(32)
Unrealized losses recognized during the period on securities still held at the end of the year	$ (137)	[1]

[1]	Included in other income and the nuclear decommissioning trust regulatory liability as discussed in Note 2.